Capital Trust Securities - Additional Information (Detail) $ in Billions	1 Months Ended
Dec. 31, 2018 CAD ($)
TD Capital Trust III [member] | TD Capital Trust III Securities - Series 2008 [member]
Disclosure of trust capital securities [line items]
Redemption of non-controlling interests in subsidiaries	$ 1